Subsequent Events - additional Information (Detail) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Mar. 04, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid	$ 140,000